Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent events

13. Subsequent events

(a)	Dividends: On July 21, 2021, the board of directors of the Partnership declared a cash distribution of $ 0.10, per common unit for the second quarter of 2021, which was paid on August 10, 2021 to unit holders of record on August 3, 2021.